14. LOANS AND BORROWINGS (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfLoansAndFinancingLineItems [Line Items]
Total of loans and financing	R$ 22,404,426	R$ 18,620,279	R$ 22,165,444
Current [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Total of loans and financing	1,059,984
Non-current [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Total of loans and financing	21,344,442
2022 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Total of loans and financing	2,114,622
2023 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Total of loans and financing	2,569,063
2024 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Total of loans and financing	1,782,687
2025 [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Total of loans and financing	599,266
2026 onwards [member]
DisclosureOfLoansAndFinancingLineItems [Line Items]
Total of loans and financing	R$ 14,278,804